Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	164,131,946	163,106,615
Ordinary shares, outstanding	[1]	164,131,946	163,106,615

[1]	The balance of goodwill may be further changed after completing the Purchase Price Valuation (“PPA”) report by the certified valuer.